Client Name:	Redwood Trust
Client Project Name:	SEMT 2025-HYB1
Start - End Dates:	10/18/2024 - 8/22/2025
Deal Loan Count:	121

Loan Level Tape Compare Upload

Loans in Report	121
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
409005802	XXXX	Debt to Income Ratio (Back)	36.0300	31.7326
409005812	XXXX	Combined LTV	60.92	80.00
409009583	XXXX	Combined LTV	59.02	61.90
409009583	XXXX	Note Rate	6.25	6.1250
409009583	XXXX	Original Balance	1800000.00	1755000.00
409009583	XXXX	Original LTV	59.02	61.90
409011896	XXXX	Combined LTV	73.68	70.00
409011896	XXXX	Original LTV	73.68	70.00
409011990	XXXX	Debt to Income Ratio (Back)	42.6500	38.1705
409012399	XXXX	Combined LTV	50.48	46.09
409012399	XXXX	Debt to Income Ratio (Back)	22.3700	42.8216
409012399	XXXX	Original LTV	50.48	46.09
409012524	XXXX	Combined LTV	50.00	46.67
409012524	XXXX	Debt to Income Ratio (Back)	9.9400	14.7587
409012524	XXXX	Original LTV	40.00	46.67
409013056	XXXX	Debt to Income Ratio (Back)	27.0000	23.1185
409013062	XXXX	Combined LTV	60.78	37.25
409013062	XXXX	Debt to Income Ratio (Back)	34.8400	22.2922
409013062	XXXX	Original LTV	60.78	37.25
409013279	XXXX	Debt to Income Ratio (Back)	42.9700	37.1582
409013414	XXXX	Debt to Income Ratio (Back)	42.4200	36.3870
409014975	XXXX	Borrower 1 First Time Home Buyer	XXXX	XXXX
409014975	XXXX	Combined LTV	78.46	80.00
409014975	XXXX	Debt to Income Ratio (Back)	26.9400	41.8635
409014975	XXXX	Original LTV	78.46	80.00
409014981	XXXX	Debt to Income Ratio (Back)	18.1100	38.3065
409014988	XXXX	Debt to Income Ratio (Back)	41.5800	36.2276
409015096	XXXX	Combined LTV	48.16	49.17
409015096	XXXX	Debt to Income Ratio (Back)	32.1900	35.5087
409015096	XXXX	Original LTV	48.16	49.17
409015151	XXXX	Debt to Income Ratio (Back)	24.8600	37.1664
409015191	XXXX	Debt to Income Ratio (Back)	45.0000	38.9437
409015418	XXXX	Debt to Income Ratio (Back)	26.0800	21.1668
409015466	XXXX	Debt to Income Ratio (Back)	37.8300	33.4404
409015525	XXXX	Debt to Income Ratio (Back)	40.0000	27.1348
409015575	XXXX	Debt to Income Ratio (Back)	44.9900	41.3935
409015727	XXXX	Debt to Income Ratio (Back)	40.6200	37.3764
409015750	XXXX	Debt to Income Ratio (Back)	38.0800	18.5228
409015918	XXXX	Original Balance	979000.00	979200.00
409016320	XXXX	Combined LTV	80.00	76.47
409016320	XXXX	Original LTV	80.00	76.47
409016423	XXXX	Debt to Income Ratio (Back)	36.0700	31.5571
409016555	XXXX	Borrower 1 First Time Home Buyer	XXXX	XXXX
409016832	XXXX	Combined LTV	57.14	80.00
409016838	XXXX	Debt to Income Ratio (Back)	39.1500	36.0037

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